Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (915)	€ (970)
Expected increase in plan assets	[1]	595	895
Expected net impact on funded status (de-) increase		(320)	(75)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		855	900
Expected (decrease) in plan assets	[1]	(595)	(895)
Expected net impact on funded status (de-) increase		260	5
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(915)	(970)
Expected increase in plan assets	[1]	595	760
Expected net impact on funded status (de-) increase		(320)	(210)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		855	900
Expected (decrease) in plan assets	[1]	(595)	(760)
Expected net impact on funded status (de-) increase		260	140
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	370	320
Expected (decrease) in plan assets	[1],[2]	(290)	(235)
Expected net impact on funded status (de-) increase		80	85
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(385)	(330)
Expected increase in plan assets	[1],[2]	290	235
Expected net impact on funded status (de-) increase		(95)	(95)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		55	60
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(55)	(60)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(335)	(325)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(520)	(520)
Expected increase in plan assets	[1]	350	400
Expected net impact on funded status (de-) increase		(170)	(120)
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		470	470
Expected (decrease) in plan assets	[1]	(350)	(400)
Expected net impact on funded status (de-) increase		120	70
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(520)	(520)
Expected increase in plan assets	[1]	125	120
Expected net impact on funded status (de-) increase		(395)	(400)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		470	470
Expected (decrease) in plan assets	[1]	(125)	(120)
Expected net impact on funded status (de-) increase		345	350
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	365	390
Expected (decrease) in plan assets	[1],[2]	(270)	(255)
Expected net impact on funded status (de-) increase		95	135
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(365)	(425)
Expected increase in plan assets	[1],[2]	270	255
Expected net impact on funded status (de-) increase		(95)	(170)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		5	10
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(5)	(10)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3],[4]	(160)	(160)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(40)	(45)
Expected increase in plan assets	[1]	35	35
Expected net impact on funded status (de-) increase		(5)	(10)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	40
Expected (decrease) in plan assets	[1]	(35)	(35)
Expected net impact on funded status (de-) increase		5	5
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(75)	(75)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(60)	(60)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		70	70
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		55	55
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	0	0
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase		0	0
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	0	0
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase		0	0
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(30)	(30)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(60)	(60)
Expected increase in plan assets	[1]	20	25
Expected net impact on funded status (de-) increase		(40)	(35)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		55	55
Expected (decrease) in plan assets	[1]	(20)	(25)
Expected net impact on funded status (de-) increase		35	30
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(60)	(65)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(50)	(55)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		55	60
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		45	50
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	20	20
Expected (decrease) in plan assets	[1],[2]	(10)	(10)
Expected net impact on funded status (de-) increase		10	10
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(25)	(20)
Expected increase in plan assets	[1],[2]	10	10
Expected net impact on funded status (de-) increase		(15)	(10)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		15	15
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(15)	(15)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (15)	€ (15)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy.
[4]	Due to buy-in transaction the net impact on funded status reduces by € 45 million due to expected gains within the plan assets